Operating leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the three months ended March 31, 2023 and March 31, 2022 were as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Operating lease costs	$12,871	$15,264
Income from sub-leases	(278)	(327)
Net operating lease costs	$12,593	$14,937

Of the total cost of $12.6 million incurred in the three months ended March 31, 2023 (March 31, 2022: $14.9 million), $10.0 million (March 31, 2022: $14.3 million) is recorded within selling, general and administration costs and $2.6 million (March 31, 2022: $0.6 million) is recorded within direct costs.

During the three months ended March 31, 2023 and March 31, 2022, costs incurred by the Group related to variable lease payments was de minimis.

Right-of-use assets obtained, in exchange for lease obligations, net of early termination options now reasonably certain to be exercised, during the three months ended March 31, 2023, totaled $12.3 million (March 31, 2022: $6.8 million).
The weighted average remaining lease term and weighted-average discount rate at March 31, 2023 were 7.25 years and 2.60%, respectively.

Future minimum lease payments under non-cancelable leases as of March 31, 2023 were as follows:

Minimum rental payments
(in thousands)	March 31, 2023
Year 1	$47,268
Year 2	34,247
Year 3	24,934
Year 4	20,339
Year 5	17,173
Thereafter	44,866
Total future minimum lease payments	188,827
Lease imputed interest	(12,396)
Total	$176,431
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $43.4 million have been included in other liabilities as at March 31, 2023 (March 31, 2022: $48.6 million).